Net gain (loss) on financial instruments designated at fair value through profit or loss - Summary of net gain (loss) on financial instruments designated at fair value through profit or loss (Details) - Financial liabilities designated at fair value through profit or loss - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on valuation	₩ 423,914	₩ 241,066	₩ (33,871)
Loss on sale and redemption	(512,215)	(42,827)	(812,175)
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (88,301)	₩ 198,239	₩ (846,046)